Subsequent Events (Details)	1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended				1 Months Ended
	Nov. 30, 2014 Ordinary Shares. USD ($)	Mar. 31, 2014 Ordinary Shares. USD ($)	Dec. 31, 2013 Ordinary Shares. USD ($)	Dec. 31, 2012 Ordinary Shares. USD ($)	Nov. 30, 2014 ADS USD ($)	Mar. 31, 2014 ADS USD ($)	Dec. 31, 2013 ADS USD ($)	Dec. 31, 2012 ADS USD ($)	Dec. 31, 2014 Leju Holdings Ltd.	Apr. 30, 2015 Scepter	Dec. 31, 2014 Scepter	Dec. 31, 2014 Properties commitment	Apr. 30, 2015 Subsequent event Jupai Forecast	Mar. 18, 2015 Subsequent event Ordinary Shares. USD ($)	Mar. 18, 2015 Subsequent event ADS USD ($)	Mar. 18, 2015 Subsequent event Leju Holdings Ltd. Ordinary Shares. USD ($)	Mar. 18, 2015 Subsequent event Leju Holdings Ltd. ADS USD ($)	Mar. 31, 2015 Subsequent event Exclusive rights with Baidu CNY	Jan. 31, 2015 Subsequent event Properties commitment CNY
Subsequent Events
Payment commitment																			168,930,000
Term of purchase commitment												1 year							1 year
Extension period																		9 months
Consideration for extension of agreement																		75,000,000
Cash dividend approved by the board of directors (in dollars per share)	$ 0.20	$ 0.20	$ 0.15	$ 0.15	$ 0.2	$ 0.20	$ 0.15	$ 0.15						$ 0.15	$ 0.15	$ 0.20	$ 0.2
Ownership interest (as a percent)									69.90%	51.00%	51.00%
Percentage of ownership held by noncontrolling owners										49.00%
Percentage of equity interest acquired													20.00%
Percentage of equity interest owned													37.00%